Summary of Derivative Instruments (Detail) $ in Thousands	Dec. 31, 2016 USD ($)
Derivative [Line Items]
Notional amounts	$ 1,915,963
Interest rate swaps, collars and caps | Amortizing
Derivative [Line Items]
Notional amounts	1,280,001
Interest Rate Collar Contract | Amortizing
Derivative [Line Items]
Notional amounts	94,962
Interest rate cap | Non-Amortizing
Derivative [Line Items]
Notional amounts	$ 541,000